Segmental information	6 Months Ended
Jun. 30, 2025
Disclosure of operating segments [abstract]
Segmental information
3. Segmental information
Our reportable segmental structure is principally based on product groups (PG) whose leaders, together with global support functions leaders make up the Executive Committee. The Executive Committee members each report directly to our Chief Executive who is the chief operating decision maker (CODM) and is responsible for allocating resources and assessing performance of the operating segments. The CODM’s primary measure of performance is underlying EBITDA (as defined on page 36).
Our reportable segments are as follows.

Reportable segment	Principal activities
Iron Ore	Iron ore mining and salt and gypsum production in Western Australia.
Aluminium	Bauxite mining; alumina refining; aluminium smelting and recycling.
Copper	Mining and refining of copper, gold, silver, molybdenum, other by-products and licencing of extraction technologies.
Minerals	Includes mining and processing of borates, diamonds, iron concentrate and pellets from the Iron Ore Company of Canada, lithium and titanium dioxide feedstock.
Management responsibility during the build phase of the Simandou iron ore project falls under the Chief Technical Officer, Mark Davies. Whilst this is classified as “Other operations”, and sits below reportable segments, we continue to show this separately due to the significance of funding and spend on the project. Accountability for Rio Tinto Guinea, our in-country external affairs office remains with Bold Baatar, and has therefore moved from the Copper product group to “Other operations” following his change in role to Chief Commercial Officer during the second half of 2024. Accordingly, prior period amounts have been adjusted for comparability even though there is no material impact as a result of the change. During the period we acquired Arcadium Lithium plc; its results are included in the Minerals reportable segment from 6 March 2025.
3. Segmental information (continued)

	2025			2024
Six months ended 30 June	Segmental revenue(a) US$m	Underlying EBITDA(b) US$m	Capital expenditure(c) US$m	Segmental revenue(a) US$m	Underlying EBITDA(b) US$m Adjusted	Capital expenditure(c) US$m
Iron Ore	12,518	6,669	1,447	15,206	8,807	1,258
Aluminium	7,753	2,363	756	6,486	1,577	705
Copper	6,208	3,105	831	4,408	1,841	970
Minerals	2,887	286	826	2,738	687	271
Reportable segments total	29,366	12,423	3,860	28,838	12,912	3,204
Simandou iron ore project	—	(21)	822	—	(7)	742
Other operations	157	16	5	49	55	12
Inter-segment transactions	(122)	3		(107)	10
Share of equity accounted units(d)	(2,528)			(1,978)
Central pension costs, share-based payments, insurance and derivatives		(17)			(158)
Restructuring, project and one-off costs		(320)			(111)
Central costs		(427)			(494)
Central exploration and evaluation expenditures		(110)			(114)
Proceeds from disposal of property, plant and equipment			7			17
Other items			40			43
Consolidated sales revenue	26,873			26,802
Purchases of property, plant and equipment and intangible assets			4,734			4,018
Underlying EBITDA(e)		11,547			12,093
(a)Segmental revenue includes consolidated sales revenue plus the equivalent sales revenue of equity accounted units (EAUs) in proportion to our equity interest (after adjusting for sales to/from subsidiaries). Segmental revenue measures revenue on a basis that is comparable to our underlying EBITDA metric.
(b)Underlying EBITDA (calculated on page 36) is reported to provide greater understanding of the underlying business performance of Rio Tinto's operations.
(c)Capital expenditure for reportable segments includes the net cash outflow on purchases less disposals of property, plant and equipment, capitalised evaluation costs and purchases less disposals of other intangible assets. The details provided include 100% of subsidiaries’ capital expenditure and Rio Tinto’s share of the capital expenditure of joint operations.
(d)Consolidated sales revenue includes subsidiary sales of US$128 million (30 June 2024: US$121 million) to equity accounted units which are not included in segmental revenue. Segmental revenue includes the Group’s proportionate share of product sales by equity accounted units (after adjusting for sales to subsidiaries) of US$2,656 million (30 June 2024: US$2,099 million) which are not included in consolidated sales revenue.
(e)Pre-tax and pre-divestment expenditure on exploration and evaluation charged to the profit and loss account in 30 June 2025 was US$334 million, compared with US$487 million in 30 June 2024. Approximately 33% of the spend was by central exploration, 10% by Minerals (with the majority focusing on lithium), 36% by Copper, 19% by Iron Ore and 2% by Aluminium. Qualifying expenditure on the Rincon lithium project has been capitalised since 1 July 2024, accounting for most of the decrease in expense.
Reconciliation of profit after tax to underlying EBITDA
Underlying EBITDA represents profit before taxation, net finance items, depreciation and amortisation adjusted to exclude the EBITDA impact of items which do not reflect the underlying performance of our reportable segments.
Items excluded from profit after tax are those gains and losses that, individually or in aggregate with similar items, are of a nature and size to require exclusion in order to provide additional insight into the underlying business performance.
The following items are excluded from profit after tax in arriving at underlying EBITDA in each period irrespective of materiality:
–all depreciation and amortisation in subsidiaries and the corresponding share of profit in EAUs
–all taxation and finance items in subsidiaries and the corresponding share of profit in EAUs
–unrealised (gains)/losses on embedded derivatives not qualifying for hedge accounting (including foreign exchange)
–net (gains)/losses on consolidation or disposal of interests in businesses
–net impairment charges and reversals including corresponding amounts in share of profit in EAUs
–the underlying EBITDA of discontinued operations
–adjustments to closure provisions where the adjustment is associated with an impairment charge and for legacy sites where the disturbance or environmental contamination relates to the pre-acquisition period.
In addition, there is a final judgemental category which includes, where applicable, other credits and charges that, individually or in aggregate if of a similar type, are of a nature or size to require exclusion in order to provide additional insight into underlying business performance. For the periods ended 30 June 2025 and 30 June 2024, there were no items in this category.

Six months ended 30 June	2025 US$m	2024 US$m
Profit after tax for the period	4,536	5,890
Taxation	2,201	2,225
Profit before taxation	6,737	8,115
Depreciation and amortisation in subsidiaries, excluding capitalised depreciation(a)	2,845	2,719
Depreciation and amortisation in equity accounted units	303	275
Finance items in subsidiaries	951	566
Taxation and finance items in equity accounted units	730	483
Unrealised gains on embedded commodity and currency derivatives not qualifying for hedge accounting (including foreign exchange)	(144)	(3)
Net impairment charges/(reversals)(b)	122	(18)
Change in closure estimates (non-operating and fully impaired sites)(c)	3	(44)
Underlying EBITDA	11,547	12,093
(a)Depreciation and amortisation in subsidiaries for the period ended 30 June 2025 is net of capitalised depreciation of US$113 million (30 June 2024: US$102 million).
(b)Refer to note 5 for allocation of net impairment charges and reversals between consolidated amounts and share of profit in EAUs.
(c)For the period ended 30 June 2024, the credit to the income statement relates to the impact of a change in discount rate, expressed in real-terms, from 2.0% to 2.5% as applied to provisions for close-down, restoration and environmental liabilities at legacy sites where the environmental damage preceded ownership by Rio Tinto.